Bank credit lines, loan facilities and notes - Schedule of Principal Payments on Debt Instruments (Details) - Senior Secured Term Loan - Senior Secured Term Loan - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Debt Instrument [Line Items]
Periodic principal payment	$ 2,014,882	$ 275,000	$ 250,000	$ 300,000	$ 150,000	$ 250,000
Annual principal payment	$ 2,289,882		$ 950,000